Earnings/ (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings/ (Loss) Per Share [Abstract]
EARNINGS/ (LOSS) PER SHARE
19.	EARNINGS/ (LOSS) PER SHARE

	For the years ended December 31,
	2019	2018	2017
Basic (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	$(104,405)	$(17,968,598)	$(14,815,596)

Diluted (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	$(104,405)	$(17,968,598)	$(14,815,596)

Basic (Loss)/Earnings Per Share Denominator#
Original shares:	2,271,299	1,986,299	1,767,821
Additions from actual events:
- Issuance of common stock, weighted	246,192	288,421	93,010
Basic weighted average shares outstanding	2,517,491	2,229,915	1,860,831

Diluted (Loss)/Earnings Per Share Denominator#
Basic weighted average shares outstanding	2,517,491	2,229,915	1,860,831
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants*			-
Diluted Weighted Average Shares Outstanding:	2,517,491	2,229,915	1,860,831

(Loss)/Earnings Per Share#
- Basic	$(0.00)	$(8,06)	$(7.96)
- Diluted	$(0.00)	$(8.06)	$(7.96)
Weighted Average Shares Outstanding#
- Basic	2,517,491	2,229,915	1,860,831
- Diluted	2,517,491	2,229,915	1,860,831

*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the outstanding warrants being out-of-the-money during the periods presented.

#	The amount of shares and the respective calculations of earnings/(loss) per share have been adjusted according to reverse split.